Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Estimated Fair Value and Carrying Amount of Financial Instruments Measured on a Recurring Basis

The following table summarizes the estimated fair value and carrying amount of our financial instruments measured on a recurring basis:

			December 31, 2016		December 31, 2015
	Fair value hierarchy		Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets:
Notes hedges	3	1)	258	258	241	241
Other financial assets	2		40	40	47	47
Derivative instruments-assets	2		3	3	2	2

Liabilities:
Short-term debt	2		(15)	(15)	(22)	(22)
Short-term debt (bonds)	2		(406)	(406)	(534)	(535)
Long-term debt (bonds)	2		(7,752)	(8,011)	(7,669)	(7,723)
2019 Cash Convertible Senior Notes	2		(1,014)	(1,310)	(972)	(1,260)
Other long-term debt	2		(1)	(1)	(15)	(15)
Notes Embedded Conversion Derivative	3	1)	(258)	(258)	(241)	(241)
Warrants	2		—	—	(168)	(168)
Derivative instruments-liabilities	2		(6)	(6)	(4)	(4)

1)	During the fourth quarter of 2016, the Notes hedges and the Notes Embedded Conversion Derivative were transferred from level 2 to level 3 of the fair value hierarchy.